UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number  811-07445
SEI Asset Allocation Trust
(Exact name of registrant as specified in charter)
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One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)
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            The Corporation Trust Company Corporation Trust Ce
             1209 Orange Street
            Wilmington, Delaware 19801
(Name and address of agent for service)
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Registrant’s telephone number, including area code 1-800-342-5734
Date of Fiscal Year End March 31
Date of Reporting Period July 1, 2022 to June 30, 2023
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Item 1. Proxy Voting Record.
Attached are the proxy voting records for the following funds, each of which is a series of  SEI Asset Allocation Trust

AGGRESSIVE STRATEGY FUND
CONSERVATIVE STRATEGY ALLOCATION FUND
CONSERVATIVE STRATEGY FUND
CORE MARKET STRATEGY ALLOCATION FUND
CORE MARKET STRATEGY FUND
DEFENSIVE STRATEGY FUND
DEFENSIVE STRATEGY ALLOCATION FUND
MARKET GROWTH STRATEGY FUND
MARKET GROWTH STRATEGY ALLOCATION FUND
MODERATE STRATEGY ALLOCATION FUND
MODERATE STRATEGY FUND
TAX-MANAGED AGGRESSIVE STRATEGY FUND

Registrant Name : SEI Asset Allocation Trust
Fund Name : AGGRESSIVE STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CONSERVATIVE STRATEGY ALLOCATION FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CONSERVATIVE STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CORE MARKET STRATEGY ALLOCATION FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CORE MARKET STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : DEFENSIVE STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : DEFENSIVE STRATEGY ALLOCATION FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MARKET GROWTH STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MARKET GROWTH STRATEGY ALLOCATION FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MODERATE STRATEGY ALLOCATION FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MODERATE STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : TAX-MANAGED AGGRESSIVE STRATEGY FUND
Date of Fiscal Year End : 03/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SEI Asset Allocation Trust
By /s/ Robert Nesher
Robert Nesher
President
Date August 31, 2023